MERITZ INVESTMENT - Movement of Meritz put option (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
MERITZ INVESTMENT
Change in fair values	$ (68,084)	$ (18,567)
Meritz put option
MERITZ INVESTMENT
Beginning balance	309,115
Change in fair values	54,406
Ending balance	363,521
- Non-current portion	$ 363,521